Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid insurance	$ 703,316	$ 8,257		$ 3,328
Legal retainer	3,050	3,643
Consulting fees	8,825	5,838
Accounts receivable, related party				1,388
Other prepaid expenses and current assets	5,731	534		1,855
Total prepaid expenses and other current assets	$ 920,922	$ 18,273	[1]	$ 5,183

[1]	Derived from audited financial statements